Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents
Schedule of Cash and cash equivalents

	June 30,	December 31,
	2026	2025
	(Unaudited)
Short–term investments	5,516	6,425
Cash and banks	3,229	4,269
	8,745	10,694